Segment Information	12 Months Ended
Mar. 31, 2019
Segment Reporting [Abstract]
Segment Information

16. Segment Information

The Company has two reportable segments: plastic injection molding and electronic products assembling. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The Company used to include the corporate expenses, which mainly comprised of directors’ remuneration, legal and professional expenses and corporate insurance expenses, in the segment of plastic injection. Commencing from this year, the corporate expenses are separately disclosed in the segment information for a more precise presentation of the financial performance of each segment.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company's reportable segments for the years ended March 31, 2017, 2018 and 2019 are as follows:

	Year ended March 31,
	2017			2018			2019
	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax	Net sales	Intersegment Sales	Income (loss) before income tax

Segment:
Injection molded plastic parts	$23,594	$(350)	$2,520	$28,609	$(394)	$5,405	$28,956	$(178)	$3,686
Electronic products	21,331	(53)	742	32,512	(60)	2,047	37,865	(62)	2,077

Segment total	$44,925	$(403)	$3,262	$61,121	$(454)	$7,452	$66,821	$(240)	$5,763

Reconciliation to consolidated totals:
Sales eliminations	(403)	403	-	(454)	454	-	(240)	240	-
Corporate expenses			$(1,677)			$(1,255)			$(1,346)
Consolidated totals:
Net sales	$44,522	$-		$60,667	$-		$66,581	$-
Income before income taxes			$1,585			$6,197			$4,417

	Year ended March 31,
	2017		2018		2019
	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses	Interest income from bank deposits	Interest expenses
Segment:
Injection molded plastic parts	$306	$-	$257	$-	$173	$-
Electronic products	8	-	10	-	11	-
Consolidated total	$314	$-	$267	$-	$184	$-

	Year ended March 31,
	2017			2018			2019
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$67,912	$2,050	$1,750	$72,691	$1,644	$1,802	$71,615	$711	$1,849
Electronic products	23,075	102	385	27,708	63	336	28,554	167	265

Consolidated Totals	$90,987	$2,152	$2,135	$100,399	$1,707	$2,138	$100,169	$878	$2,114

The breakdown of sales by destination is analyzed as follows:

	Year ended March 31,
	2017	2018	2019
Net sales
United States of America	$8,883	$10,630	$12,862
PRC	20,637	30,077	30,772
United Kingdom	1,515	2,878	3,586
Hong Kong	5,801	4,610	4,726
Europe	4,750	8,304	8,186
Others	2,936	4,168	6,449
Total net sales	$44,552	$60,667	$66,581

The location of the Company's identifiable assets is as follows:

	March 31,
	2018	2019
Hong Kong and Macao	$39,024	$46,077
PRC	61,375	54,092
Total identifiable assets	100,399	100,169
Goodwill	-	-
Total assets	$100,399	$100,169